Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Summary of Breakdown of Employee Benefits
The following table presents a breakdown of employee benefits.

	At December 31,
(€ thousands)	2023	2022
Italian leaving indemnities (TFR)	10,507	7,613
Other leaving indemnities	10,392	10,486
Post-employment benefits	7,247	5,675
Other long-term employee benefits	1,165	1,469
Termination benefits	334	311
Total defined benefit obligations	29,645	25,554
Other long-term payables to employees	—	26,030
Total employee benefits	29,645	51,584

Summary of Changes in Defined Benefit Obligations
The following table shows the changes in defined benefit obligations.

(€ thousands)	2023	2022
At January 1,	25,554	32,029
Changes through statement of profit and loss	5,236	3,280
- of which: Service cost	4,342	3,018
- of which: Financial charges	894	262
Changes through statement of comprehensive income and loss	(1,838)	(755)
- of which: Actuarial (gain)/loss	(1,376)	(1,220)
- of which: Translation differences	(462)	465
Benefits paid	(2,566)	(8,676)
Business Combination	3,259	—
Reclassifications and other	—	(324)
At December 31,	29,645	25,554

Summary of Main Financial Assumptions Used in Determining the Prevent Value of the TFR and Other Leaving Indemnities
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2023			At December 31, 2022
	Italy	Spain	China	Italy	Spain	China
Discount rate	2.90% / 3.40%	3.00% / 3.30%	2.60%	3.60% / 3.80%	3.70% / 3.80%	2.80% / 2.90%
Inflation rate	2.00% / 3.00%	2.00%	1.50% / 9.00%	2.00% / 3.00%	1.00%	5.50% / 8.00%
Turn-over rate	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%	0.50% / 7.90%	2.50% / 4.00%	3.50% / 5.50%

Summary of Main Assumptions for Quantitative Sensitivity Analysis
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

	At December 31, 2023				At December 31, 2022
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
(€ thousands)	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(797)	854	(107)	116	(720)	770	(109)	60
Inflation rate	728	(689)	113	(105)	680	(645)	61	(111)
Turn-over rate	2,209	(3,292)	381	(570)	2,511	(3,708)	372	(582)